Earnings Per Share	12 Months Ended
Dec. 31, 2010
EARNINGS PER SHARE

23. EARNINGS PER SHARE

Basic and diluted earnings per share are based on the weighted average number of shares of common stock and potential common stock outstanding during the period. Potential common stock, for purposes of determining diluted earnings per share, includes the effects of dilutive restricted stock units, stock options and convertible securities. The effect of such potential common stock is computed using the treasury stock method or the if-converted method, as applicable.

The following table presents a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations for income from continuing operations. In the table below, income represents the numerator (in millions) and shares represent the denominator (in millions):

	December 31, 2010			December 31, 2009			December 31, 2008
	Income	Shares	$ per Share	Income	Shares	$ per Share	Income	Shares	$ per Share
BASIC EARNINGS PER SHARE
Income from continuing operations
attributable to The AES Corporation
common stockholders	$495	769	$0.64	$729	667	$1.09	$1,088	669	$1.62
EFFECT OF DILUTIVE SECURITIES
Convertible securities	-	-	-	-	-	-	22	15	(0.01)
Stock options	-	2	-	-	1	-	-	4	-
Restricted stock units	-	3	-	-	2	-	-	1	-
DILUTED EARNINGS PER SHARE	$495	774	$0.64	$729	670	$1.09	$1,110	689	$1.61

The calculation of diluted earnings per share excluded 16,618,137, 18,035,813 and 11,150,853 options outstanding at December 31, 2010, 2009 and 2008, respectively, that could potentially dilute basic earnings per share in the future. Those options were not included in the computation of diluted earnings per share because the exercise price of those options exceeded the average market price during the related period. In 2010 and 2009, all convertible debentures were omitted from the earnings per share calculation because they were antidilutive. In 2008, all convertible debentures were included in the earnings per share calculation. In arriving at income attributable to AES Corporation common stockholders in computing basic earnings per share, dividends on preferred stock of our subsidiary were deducted.

In addition, on March 15, 2010, the Company issued 125,468,788 shares of common stock to an investor as described in Note 14—Equity.